Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Other than with respect to the purchases of Series D Preferred, Series G Preferred, Series H Preferred, and common stock transactions discussed above, the Company’s related party transactions were for a facility lease and working capital bridge loan.

During the first quarter of 2011, the Company executed an operating lease for its corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC is owned by Dr. Ruslan Semechkin, the Company’s Chief Scientific Officer and a director and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the three months ended June 30, 20 15 and 2014, the Company recorded $ 35,000 in rent expense that was related to the facility lease arrangement with related parties. For the six months ended June 30, 2015 and 2014, the Company recorded $ 69,000 related to the same arrangement with the related party.

On May 6, 2015, the Company borrowed $262,000 from Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, and issued a Promissory Note with an original maturity of May 15, 2015 (“Loan”). The Loan accrues interest at the annual rate of Forty-Five One-Hundredths Percent (0.45%) from the date the Loan was made until the Loan is paid in full, whether at maturity, by prepayment, or otherwise.

On May 12, 2015, to obtain funding for working capital purposes and to refinance the indebtedness incurred on May 6, 2015, the Company borrowed an additional $2,000,000 from Dr. Andrey Semechkin and issued an unsecured, non-convertible promissory note in the principal amount of $2,262,000 (the “Note”) to Dr. Andrey Semechkin in return for Dr. Semechkin (i) surrendering the note issued to him by the Company on May 6, 2015 in the principal amount of $262,000, and (ii) providing an additional $2,000,000 of funds to the Company. Dr. Semechkin is the Company’s Co-Chairman and Chief Executive Officer. The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable August 10, 2015, but may be pre-paid by the Company without penalty at any time. See Note 12, Subsequent Events.

7. Related Party Transactions

Other than with respect to the purchases of Series C Preferred, Series D Preferred, Series G Preferred, Series H Preferred, and common stock transactions discussed above, the Company’s related party transactions were for a facility lease.

During the first quarter of 2011, the Company executed an operating lease for its corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC is owned by Dr. Ruslan Semechkin, the Company’s Chief Scientific Officer and a director and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the years ended December 31, 2014 and 2013, the Company recorded $139,000 in rent expense that was related to the facility lease arrangement with related parties.